ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET - Contract assets, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Contract assets, net
Contract assets - gross	¥ 959,080	¥ 319,736
Allowance for credit losses	(113,551)	(119,064)
Contract assets, net	¥ 845,529	¥ 200,672